ASSETS HELD FOR SALE - (Details) CAD in Millions, $ in Millions		12 Months Ended
	Apr. 19, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of assets, net of transaction costs		CAD 5,317	CAD 6	CAD 0
Disposal group, not discontinued operations | TC Hydro
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of assets, net of transaction costs | $	$ 1,070
Disposal group, not discontinued operations | Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Long Lived Assets Held-for-sale [Line Items]
Foreign currency translation gain on assets held for sale			CAD 70